CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 22,877	$ 27,697
Short-term interest-bearing bank deposits	152,951	121,390
Trade accounts receivable, net of allowance for doubtful accounts of $94 and $94 at December 31, 2018 and 2017, respectively	53,531	40,949
Inventories (Note 3)	41,786	34,921
Other current assets	10,432	6,951
Total current assets	281,577	231,908
Non-Current assets
Long-term interest-bearing bank deposits	2,000	750
Deferred tax assets (Note 10)	3,873	1,957
Other long-term assets	529	362
Severance pay funds (Note 7)	1,394	1,503
Property and equipment, net (Note 4)	13,756	13,891
Intangible assets, net (Note 5)	10,187	12,800
Goodwill (Note 5)	20,114	20,114
Total non-current assets	51,853	51,377
TOTAL ASSETS	333,430	283,285
Current liabilities
Trade accounts payable	19,015	15,754
Deferred revenues	3,984	10,334
Other current liabilities (Note 6)	25,079	26,038
Total current liabilities	48,078	52,126
Non-Current liabilities
Accrued severance pay (Note 7)	2,254	2,590
Other long-term liability	2,358	1,833
Total non-current liabilities	4,612	4,423
Commitments and contingencies (Note 8)
TOTAL LIABILITIES	52,690	56,549
SHAREHOLDERS' EQUITY (Note 9)
Ordinary shares, NIS 0.01 par value - Authorized 40,000,000 shares at December 31, 2018 and 2017; Issued and Outstanding 27,917,505, and 27,898,304 at December 31, 2018 and 2017, respectively	74	74
Additional paid-in capital	122,312	122,426
Accumulated other comprehensive income (loss)	(188)	112
Retained earnings	158,542	104,124
Total shareholders' equity	280,740	226,736
Total liabilities and shareholders' equity	$ 333,430	$ 283,285